SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
SEGMENT INFORMATION
Number of principal reportable business segments | segment	2
Revenues and gross profit generated from each segment
Net revenues	$ 3,200,583	$ 3,744,512	$ 3,390,393
Cost of revenues	2,482,086	2,969,430	2,752,795
Gross profit	718,497	775,082	637,598
Income from operations	258,879	364,657	269,345
Operating segment | MSS
Revenues and gross profit generated from each segment
Net revenues	2,582,635	2,413,889	2,850,859
Cost of revenues	1,934,062	1,923,131	2,390,686
Gross profit	648,573	490,758	460,173
Income from operations	279,715	141,609	136,419
Operating segment | Energy
Revenues and gross profit generated from each segment
Net revenues	719,445	1,575,594	677,470
Cost of revenues	635,716	1,302,779	473,453
Gross profit	83,729	272,815	204,017
Income from operations	(7,031)	211,539	159,518
Eliminations
Revenues and gross profit generated from each segment
Net revenues	(101,497)	(244,971)	(137,936)
Cost of revenues	(87,692)	(256,480)	(111,344)
Gross profit	(13,805)	11,509	(26,592)
Income from operations	$ (13,805)	$ 11,509	$ (26,592)